DECOMMISSIONING AND RESTORATION PROVISION	12 Months Ended
Dec. 31, 2017
DECOMMISSIONING AND RESTORATION PROVISION
DECOMMISSIONING AND RESTORATION PROVISION

12.           DECOMMISSIONING AND RESTORATION PROVISION

(a)Reclamation bonds

In relation to the Brucejack Mine, the Company has $5,036 of restricted cash (2016 - $9,377) which includes $4,731 (2016 - $7,196) in the form of Guaranteed Investment Certificates and Letters of Credit as security deposits with various government agencies in relation to decommissioning and restoration provisions.

In support of the closure plan for the Brucejack Mine, $11,378 (C$14,200) is secured by a surety bond in favour of the British Columbia Ministry of Energy and Mines. As collateral for the surety bond, the Company has provided guaranteed investment certificates for $2,844 (C$3,550) which are classified as restricted cash.

In support of the early engineering and procurement agreement, $2,040 (C$2,546) is secured by a performance security bond in favour of British Columbia Hydro and Power Authority.

(b)Decommissioning and restoration provision

The Company has a liability for remediation of current and past disturbances associated with the exploration, development and production activities at the Brucejack Mine. The decommissioning and restoration provision is as follows:

	For the year ended
	December 31,	December 31,
	2017	2016
Opening balance	$13,675	$5,240
Change in discount rate	(1,933)	1,033
Change in amount and timing of cash flows	6,229	7,040
Accretion of decommissioning and restoration provision	465	203
Foreign exchange difference	—	159

Ending balance	$18,436	$13,675

For the year ended December 31, 2017, the provision increased due to the completion of construction and the commencement of production at the Brucejack Mine. The Company used an inflation rate of 1.9% (2016 — 1.9%) and a discount rate of 2.5% (2016 — 2.0%) in calculating the estimated obligation. The liability for retirement and remediation on an undiscounted basis before inflation is $21,989 (2016 - $13,968).